             As filed with the Securities and Exchange Commission on
                                  May 28, 1998

                           Registration No. 333-41175

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ]  PRE-EFFECTIVE AMENDMENT NO.

                       [X]  POST-EFFECTIVE AMENDMENT NO. 1


                        (Check appropriate box or boxes)

                              --------------------

                       Nationwide Investing Foundation III
               (Exact Name of Registrant as Specified in Charter)

                  Three Nationwide Plaza, Columbus, Ohio 43215
                    (Address of Principal Executive Offices)

                                 (800) 848-0920
                        (Area Code and Telephone Number)

                              --------------------

                             David E. Simaitis, Esq.
                   One Nationwide Plaza, Columbus, Ohio 43215
                     (Name and address of Agent for Service)

                                    Copy to:
                  Charles H. Hire, Esq., Baker & Hostetler LLP
                   65 East State Street, Columbus, Ohio 43215


                 Approximate Date of Proposed Public Offering:
                         Immediately upon effectiveness

It is proposed that this filing will become effective:

[X]       immediately upon filing pursuant to paragraph (b)
[ ]       on (date) pursuant to paragraph (b)
[ ]       60 days after filing pursuant to paragraph (a)(1)
[ ]       on (date) pursuant to paragraph (a)(1)
[ ]       75 days after filing pursuant to paragraph (a)(2)
[ ]       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.


                      Title of Securities Being Registered:
                Shares of beneficial interest, without par value.

         An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

     The Cross Reference Sheets included as part of Pre-Effective Amendment No. 1 to Nationwide Investing Foundation III's Registration Statement on Form N-14(No. 333-41175) filed on January 7, 1998 are hereby incorporated herein by reference.

     The combined Prospectus/Proxy Statements, related proxy cards and Statement of Additional Information, each dated as of January 8, 1998, relating to Nationwide Investing Foundation III's Registration Statement on Form N-14 (No. 333-41175), as filed with the Securities and Exchange Commission on January 20, 1998 pursuant to Rule 497(c) of the Securities Act of 1933, are hereby incorporated herein by reference.

                             Registration Statement
                                       of
                       NATIONWIDE INVESTING FOUNDATION III
                                       on
                                    Form N-14


PART C.           OTHER INFORMATION

Item 15.          INDEMNIFICATION
                  The information required by this item is incorporated by reference to the Item 27 of Registrant's Registration Statement on Form N-1A (File No. 333-40455) filed on November 18, 1997, under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-08495).

Item 16.          Exhibits

                  (1) Declaration of Trust is incorporated by reference to Exhibit (1) to Registrant's Registration
                           Statement on Form N-1A (File No. 333-40455) filed on November 18, 1997.

                  (2) By-Laws are incorporated by reference to Exhibit (2) to Registrant's Registration Statement on Form N-1A
                           (File No. 333-40455) filed on November 18,
                           1997.

                  (3)      Not Applicable.

                  (4)      (a)      Agreement and Plan of Reorganization dated as
                                    of November 24, 1997, between Registrant and
                                    Nationwide Investing Foundation is
                                    incorporated by reference to Exhibit (4)(a) to
                                    Registrant's Registration Statement on Form N-
                                    14 (File No. 333-41175) filed on November 26,
                                    1997.

                           (b) Agreement and Plan of Reorganization dated as of November 24, 1997, between Registrant and Nationwide Investing Foundation II is incorporated by reference to Exhibit (4)(b) to Registrant's Registration Statement on
                                    Form N-14 (File No. 333-41175) filed on
                                    November 26, 1997.


                           (c) Agreement and Plan of Reorganization dated as of November 24, 1997, as amended as of December 30, 1997, between Registrant and
                                    Financial Horizons Investment Trust is
                                    incorporated by reference to Exhibit(4)(c) to Pre-Effective Amendment No. 1 to
                                    Registrant's Registration Statement on Form
                                    N-14 (File No. 333-41175) filed on January
                                    7, 1998.


                  (5) Certificates for shares are not issued. Articles V, VI, VII and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.


                  (6)      Proposed Investment Advisory Agreement between
                           Registrant and Nationwide Advisory Services, Inc. is incorporated by reference to Exhibit (5) to Registrant's Registration Statement on Form N-1A
                           (File No. 333-40455) filed on November 18, 1997.

                  (7) Proposed Underwriting Agreement between Registrant and Nationwide Advisory Services, Inc. is incorporated by reference to Exhibit (6) to Registrant's Registration Statement on Form N-1A
                           (File No. 333-40455) filed on November 18, 1997.

                  (8)      Not Applicable.

                  (9)      Proposed Custody Agreement between Registrant and The
                           Fifth Third Bank is incorporated by reference to Exhibit (8) to Registrant's Registration Statement on
                           Form N-1A (File No. 333-40455) filed on November 18,
                           1997.

                  (10) Proposed Distribution Plan is incorporated by reference to Exhibit (15) to Registrant's
                           Registration Statement on Form N-1A (File No. 333-
                           44505) filed on November 18, 1997.

                  (11)     Opinion and Consent of Druen, Dietrich, Reynolds &
                           Koogler as to the shares offered hereby is incorporated by reference to Exhibit (11) to Registrant's Registration Statement on Form N-14
                           (File No. 333-41175) filed on November 26, 1997.


                  (12)     Opinions and Consents of Baker & Hostetler LLP as to
                           Tax Matters.

                  (13)     (a)      Proposed Fund Administration Agreement
                                    between Registrant and Nationwide Advisory
                                    Services, Inc. is incorporated by reference
                                    to Exhibit (9)(b) to Registrant's
                                    Registration Statement on Form N-1A (File
                                    No. 333-40455) filed on November 18, 1997.

                           (b)      Proposed Transfer and Dividend Disbursing
                                    Agent Agreement between Registrant and
                                    Nationwide Investors Services, Inc. is
                                    incorporated by reference to Exhibit (9)(b) to Registrant's Registration Statement on
                                    Form N- 1A (File No. 333-44505) filed on
                                    November 18, 1997.

                  (14)     (a)      Consent of KPMG Peat Marwick LLP is
                                    incorporated by reference to Exhibit (14)(a)
                                    of Pre-Effective Amendment No. 1 to
                                    Registrant's Registration Statement on Form
                                    N-14 (File No. 333-41175) filed on January
                                    7, 1998.

                           (b)      Consent of Druen, Dietrich, Reynolds &
                                    Koogler is incorporated by reference to
                                    Exhibit (14)(b) of Pre-Effective Amendment
                                    No. 1 to Registrant's Registration Statement on Form N-14 (File No. 333-41175) filed on
                                    January 7, 1998.

                           (c)      Consent of Baker & Hostetler LLP is
                                    incorporated by reference to Exhibit (14)(c) of Pre-Effective Amendment No. 1 to
                                    Registrant's Registration Statement on Form
                                    N-14 (File No. 333-41175) filed on January
                                    7, 1998.



                  (15)     Not Applicable.

                  (16) Power of Attorney of Robert M. Duncan is incorporated by reference to Exhibit (16) of Pre-Effective
                           Amendment No. 1 to Registrant's Registration
                           Statement on Form N-14 (File No. 333-41175) filed on
                           January 7, 1998.  Powers of Attorney of Sue A.
                           Doody, Dimon R. McFerson, Nancy C. Thomas, Harold W.
                           Weihl, Douglas F. Kridler, John C. Bryant, C. Brent
                           DeVore, Charles L. Fuellgraf, Jr., David C. Wetmore and Thomas J. Kerr, IV are incorporated by reference to Exhibit (16) to Registrant's Registration
                           Statement on Form N-14 (File No. 333-41175) filed on
                           November 26, 1997.

                  (17)     (a)      Declaration pursuant to Rule 24f-2 under the
                                    Investment Company Act of 1940 for the
                                    Registrant dated November 18, 1997 is
                                    incorporated by reference to Exhibit (17)(a)
                                    to Registrant's Registration Statement on Form
                                    N-14 (File No. 333-41175) filed on November
                                    26, 1997.

                           (b)      Current form of Prospectus dated December __,
                                    1997, and Statement of Additional Information dated December __, 1997, for Nationwide
                                    Investing Foundation III, with respect to Nationwide Mid-Cap Growth Fund, Nationwide
                                    Growth Fund, Nationwide Fund, Nationwide Bond
                                    Fund, Nationwide Tax-Free Income Fund,
                                    Nationwide Long-Term U.S. Government Bond
                                    Fund, Nationwide Intermediate U.S. Government
                                    Bond Fund and Nationwide Money Market Fund in the form filed with the Securities and Exchange Commission on November 18, 1997, as part of Registrant's Registration Statement on Form N-1A are incorporated by reference to Exhibit (17)(b) to Registrant's Registration
                                    Statement on Form N-14 (File No. 333-41175) filed on November 26, 1997.

                           (c)      Prospectus dated February 28, 1997 and
                                    Statement of Additional Information dated
                                    February 28, 1997, for each of Nationwide
                                    Investing Foundation and Nationwide Investing
                                    Foundation II with respect to Nationwide
                                    Growth Fund, Nationwide Fund, Nationwide Bond
                                    Fund, Nationwide Tax-Free Income Fund,
                                    Nationwide U.S. Government Income Fund and
                                    Nationwide Money Market Fund are incorporated by reference to Exhibit (17)(c) to Registrant's Registration Statement on Form N-
                                    14 (File No. 333-41175) filed on November 26,
                                    1997.

                           (d)      Prospectus dated February 28, 1997, as
                                    supplemented March 17, 1997 and September 5,
                                    1997, and Statement of Additional
                                    Information


                                    dated February 28, 1997, for Financial
                                    Horizons Investment Trust with respect to Growth Fund, Cash Reserve Fund, Government
                                    Bond Fund and Municipal Bond Fund are
                                    incorporated by reference to Exhibit (17)(c) to Registrant's Registration Statement on
                                    Form N-14 (File No. 333-41175) filed on
                                    November 26, 1997.

                           (e)      Financial Data Schedules for each of
                                    Nationwide Investing Foundation with respect to Nationwide Growth Fund, Nationwide Fund,
                                    Nationwide Bond Fund and Nationwide Money
                                    Market Fund, Nationwide Investing Foundation
                                    II with respect to Nationwide Tax-Free Income
                                    Fund and Nationwide U.S. Government Income
                                    Fund and Financial Horizons Investment Trust with respect to Growth Fund, Cash Reserve
                                    Fund, Government Bond Fund and Municipal Bond
                                    Fund.

                           (f)      Supplements dated December 8, 1997, to the
                                    Prospectuses of each of Nationwide Investing
                                    Foundation, Nationwide Investing Foundation
                                    II and Financial Horizons Investment Trust, each dated as of February 28, 1997, are incorporated by reference to Exhibit
                                    (17)(f) of Pre-Effective Amendment
                                    No. 1 to Registrant's Registration Statement on Form N-14 (File No. 333-41175) filed on
                                    January 7, 1998.

                           (g)      Annual Reports to Shareholders as of October
                                    31, 1997 of each of Nationwide Investing
                                    Foundation, Nationwide Investing Foundation
                                    II and Financial Horizons Investment Trust are incorporated by reference to Exhibit
                                    (17)(g) of Pre-Effective Amendment
                                    No. 1 to Registrant's Registration Statement on Form N-14 (File No. 333-41175) filed on
                                    January 7, 1998.

                           (h)      Supplements dated December 23, 1997, to be
                                    Prospectuses of Nationwide Investing
                                    Foundation and Nationwide Investing
                                    Foundation II, each dated as of February 28, 1997 are incorporated by reference to Exhibit
                                    (17)(h) of Pre-Effective Amendment
                                    No. 1 to Registrant's Registration Statement on Form N-14 (File No. 333-41175) filed on
                                    January 7, 1998.


Item 17.          UNDERTAKINGS

                  (1) Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) Registrant hereby undertakes to file by post-effective amendment the opinions of Baker & Hostetler LLP supporting the tax consequences of the proposed reorganization described herein within a reasonable time after receipt of such opinions.

                                   SIGNATURES
                                   ----------



         As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus and State of Ohio on the 26th day of May, 1998. Registrant hereby certifies that this Post-Effective Amendment Registration Statement meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.



                                         NATIONWIDE INVESTING FOUNDATION III


                                         By /s/ James F. Laird, Jr.
                                           -------------------------------------
                                               James F. Laird, Jr.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                                          Title                                \Date
        ---------                                          -----                                 ----

/s/*Dimon R. McFerson                       Chairman (Principal                            May 26, 1998
----------------------------
    Dimon R. McFerson                       Executive Officer)
                                            and Trustee

/s/*John C. Bryant                          Trustee                                        May 26, 1998
----------------------------
    John C. Bryant

/s/*C. Brent Devore                         Trustee                                        May 26, 1998
----------------------------
    C. Brent Devore

/s/*Sue A. Doody                            Trustee                                        May 26, 1998
----------------------------
    Sue A. Doody

/s/*Robert M. Duncan                        Trustee                                        May 26, 1998
----------------------------
  Robert M. Duncan

/s/*Charles L. Fuellgraf, Jr.               Trustee                                        May 26, 1998
----------------------------
  Charles L. Fuellgraf, Jr.

/s/*Thomas J. Kerr, IV                      Trustee                                        May 26, 1998
----------------------------
  Thomas J. Kerr, IV

/s/*Douglas F. Kridler                      Trustee                                        May 26, 1998
----------------------------
    Douglas F. Kridler

/s/*Nancy C. Thomas                         Trustee                                        May 26, 1998
----------------------------
    Nancy C. Thomas

/s/*Harold W. Weihl                         Trustee                                        May 26, 1998
----------------------------
    Harold W. Weihl

/s/*David C. Wetmore                        Trustee                                        May 26, 1998
----------------------------
    David C. Wetmore

/s/ James F. Laird, Jr.                     Treasurer (Principal                           May 26, 1998
---------------------------
    James F. Laird, Jr.                     Financial and Accounting
                                            Officer)

*By/s/James F. Laird, Jr.                                                                  May 26, 1998
   ------------------------
      James F. Laird, Jr.
         Attorney-In-Fact

                                  EXHIBIT INDEX


Exhibit No.                                  Description                                  Page
-----------                   --------------------------------------------------          -----

          (1) Declaration of Trust was filed as Exhibit (1) to Registrant's Registration Statement on Form
                              N-1A (File No. 333-40455) on November 18,
                              1997.

          (2)                 By-Laws were filed as Exhibit (2) to
                              Registrant's Registration Statement on Form N-
                              1A (File No. 333-40455) on November 18, 1997.

          (4)(a) Agreement and Plan of Reorganization dated as of November 24, 1997, between Registrant and
                              Nationwide Investing Foundation was filed as Exhibit (4)(a) to Registrant's Registration
                              Statement on Form N-14 (File No. 333-41175).

               (b) Agreement and Plan of Reorganization dated as of November 24, 1997, between Registrant and
                              Nationwide Investing Foundation II was filed as
                              Exhibit (4)(a) to Registrant's Registration
                              Statement on Form N-14 (File No. 333-41175).


               (c) Agreement and Plan of Reorganization dated as of November 24, 1997, as amended as of December 30,
                              1997, between Registrant and Financial Horizons
                              Investment Trust was filed as Exhibit (4)(c) to Pre-Effective Amendment No. 1 to Registrant's
                              Registration Statement on Form N-14 (File No.
                              333-41175) filed on January 7, 1998.


          (6)                 Proposed Investment Advisory Agreement between
                              Registrant and Nationwide Advisory Services,
                              Inc. was filed as Exhibit (5) to Registrant's
                              Registration Statement on Form N-1A (File No.
                              333-40455) filed on November 18, 1997.

          (7)                 Proposed Underwriting Agreement between
                              Registrant and Nationwide Advisory Services,
                              Inc. was filed as Exhibit (6) to Registrant's
                              Registration Statement on Form N-1A (File No.
                              333-40455) filed on November 18, 1997.

          (9) Proposed Custody Agreement between Registrant and The Fifth Third Bank was filed as Exhibit
                              (8) to Registrant's Registration Statement on
                              Form N-1A (File No. 333-40455) filed on
                              November 18, 1997.

          (10)                Proposed Distribution Plan was filed as
                              Exhibit (15) to Registrant's Registration
                              Statement on Form N-1A (File No. 333-44505) filed on November 18, 1997.

Exhibit No.                                  Description                                  Page
-----------                   --------------------------------------------------          -----

          (11)                Opinion and Consent of Druen, Dietrich,
                              Reynolds & Koogler as to the shares offered hereby was filed as Exhibit (11) to Registrant's Registration Statement on Form N-
                              14 (File No. 333-41175).


          (12) Opinions and Consents of Baker & Hostetler LLP as to Tax Matters.

          (13)(a)             Proposed Fund Administration Agreement between
                              Registrant and Nationwide Advisory Services,
                              Inc. was filed as Exhibit (9)(b) to
                              Registrant's Registration Statement on Form N-
                              1A (File No. 333-40455) filed on November 18,
                              1997.

              (b)             Proposed Transfer and Dividend Disbursing Agent
                              Agreement between Registrant and Nationwide
                              Investors Services, Inc. was filed as Exhibit
                              (9)(b) to Registrant's Registration Statement on Form N-1A (File No. 333-44505) filed on
                              November 18, 1997.

          (14)(a)             Consent of KPMG Peat Marwick LLP was filed as
                              Exhibit (14)(a) of Pre-Effective Amendment No. 1 to
                              Registrant's Registration Statement on Form N-14
                              (File No. 333-41175) filed on January 7, 1998.

              (b) Consent of Druen, Dietrich, Reynolds & Koogler was filed as Exhibit (14)(b) of Pre-Effective
                              Amendment No. 1 to Registrant's Registration
                              Statement on Form N-14 (File No. 333-41175) filed on January 7, 1998.

              (c)             Consent of Baker & Hostetler LLP was filed as
                              Exhibit (14)(c) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                              N-14 (File No. 333-41175) filed on January 7,
                              1998.

          (16)                Power of Attorney of Robert M. Duncan was filed as
                              Exhibit (16) of Pre-Effective Amendment No. 1 to
                              Registrant's Registration Statement on Form N-14
                              (File No. 333-41175) filed on January 7, 1998.
                              Powers of Attorney of Sue A. Doody, Dimon R.
                              McFerson, Nancy C. Thomas, Harold W. Weihl,
                              Douglas F. Kridler, John C. Bryant, C. Brent
                              DeVore, Charles L. Fuellgraf, Jr., David C.
                              Wetmore and Thomas J. Kerr, IV were filed as
                              Exhibit (16) to Registrant's Registration
                              Statement on Form N-14 (File No. 333-41175).


          (17)(a) Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the
                              Registrant dated November 18, 1997 was filed as Exhibit (17)(a) to Registrant's
                              Registration Statement on Form N-14 (File No.
                              333-41175).

              (b)             Current form of Prospectus dated December __,
                              1997, and Statement of Additional Information dated December __, 1997, for Nationwide
                              Investing Foundation III, with respect to Nationwide Mid-Cap Growth Fund, Nationwide
                              Growth Fund, Nationwide Fund, Nationwide Bond
                              Fund, Nationwide Tax-Free Income Fund,

Exhibit No.                                  Description                                  Page
-----------                   --------------------------------------------------          -----

                              Nationwide Long-Term U.S. Government Bond Fund,
                              Nationwide Intermediate U.S. Government Bond Fund and Nationwide Money Market Fund in the form filed with the Securities and Exchange Commission on November 18, 1997, as part of Registrant's
                              Registration Statement on Form N-1A were filed as Exhibit (17)(b) to Registrant's Registration
                              Statement on Form N-14 (File No. 333-41175).

               (c)            Prospectus dated February 28, 1997, and
                              Statement of Additional Information dated
                              February 28, 1997, for each of Nationwide
                              Investing Foundation and Nationwide Investing
                              Foundation II with respect to Nationwide Growth
                              Fund, Nationwide Fund, Nationwide Bond Fund,
                              Nationwide Tax-Free Income Fund, Nationwide
                              U.S. Government Income Fund and Nationwide
                              Money Market Fund were filed as Exhibit (17)(c) to Registrant's Registration Statement on Form
                              N-14 (File No. 333-41175).

               (d)            Prospectus dated February 28, 1997, as
                              supplemented March 17, 1997 and September 5,
                              1997, and Statement of Additional Information dated February 28, 1997, for Financial Horizons
                              Investment Trust with respect to Growth Fund,
                              Cash Reserve Fund, Government Bond Fund and
                              Municipal Bond Fund were filed as Exhibit
                              (17)(c) to Registrant's Registration Statement on Form N-14 (File No. 333-41175).

               (e)            Financial Data Schedules for each of Nationwide
                              Investing Foundation with respect to Nationwide
                              Growth Fund, Nationwide Fund, Nationwide Bond
                              Fund and Nationwide Money Market Fund,
                              Nationwide Investing Foundation II with respect to Nationwide Tax-Free Income Fund and
                              Nationwide U.S. Government Income Fund and
                              Financial Horizons Investment Trust with respect to Growth Fund, Cash Reserve Fund,
                              Government Bond Fund and Municipal Bond Fund.


               (f)            Supplements dated December 8, 1997, to the
                              Prospectuses of each of Nationwide Investing
                              Foundation, Nationwide Investing Foundation II and
                              Financial Horizons Investment Trust, each dated as of February 28, 1997 were filed as Exhibit (15)(f) of Pre-Effective Amendment No. 1 to Registrant's
                              Registration Statement on Form N-14 (File No.
                              333-41175) filed on January 7, 1998.

               (g)            Annual Reports to Shareholders as of October 31,
                              1997 of each of Nationwide Investing Foundation,
                              Nationwide Investing Foundation II and Financial
                              Horizons Investment Trust were filed as Exhibit
                              (15)(g) of Pre-Effective Amendment No. 1 to
                              Registrant's Registration Statement on Form N-14
                              (File No. 333-41175) filed on January 7, 1998.

               (h)            Supplements dated December 23, 1997, to the
                              Prospectuses of Nationwide Investing Foundation and Nationwide Investing Foundation II, each dated as of February 28, 1997 were filed as Exhibit
                              (15)(h) of Pre-Effective Amendment No. 1 to
                              Registrant's Registration Statement on Form N-14
                              (File No. 333-41175) filed on January 7, 1998.


               As filed with the Securities and Exchange Commission May 28, 1998

                                             1933 Act Registration No. 333-41175







                                   EXHIBITS TO



                                    FORM N-14



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]





                         Pre-Effective Amendment No.                  [ ]




                          Post-Effective Amendment No. 1              [X]





                       Nationwide Investing Foundation III
               (Exact Name of Registrant as Specified in Charter)


                             Three Nationwide Plaza
                              Columbus, Ohio 43215
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 (800) 848-0920